Oil and Gas Properties (Summary of Purchase Consideration) (Details) (Armada Oil And Gas [Member], USD $)	0 Months Ended
Mar. 30, 2012
Purchase Consideration
Total purchase consideration	$ 24,387,356
Common Stock [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	15,966,000
Equity interest issued in business acquisition	8,870,000
Series B Warrant [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	4,125,716
Equity interest issued in business acquisition	2,520,000
Series C Warrant [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	$ 4,295,640
Equity interest issued in business acquisition	2,520,000